The Advisors’ Inner Circle Fund II

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund II (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated October 16, 2023 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 290 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-50718 and 811-07102), which was filed electronically on October 16, 2023 (Accession No. 0001398344-23-019317).

The Advisors’ Inner Circle Fund II

By:	/s/ Eric C. Griffith
Eric C. Griffith

Title:	Vice President and Assistant Secretary

Date:	October 20, 2023